Contingencies and Commitments (Details 2) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Future minimum obligations for operating leases
2015	65,387
2016	41,751
2017	1,790
Total	108,928
Rent expense	61,950	53,422	23,357
Capital expenditure
Amount contracted for capital expenditure on machinery and equipment	427,420